Stockholders’ Equity - Schedule of the Stock Option Activity (Details) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2024
Schedule of the Stock Option Activity [Abstract]
Options, Granted		6,375,000
Weighted Average Exercise Price, Granted		$ 0.32
Weighted Average Remaining Contractual Life (in years), Granted		10 years 3 days
Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (in years), Exercised
Options, Forfeited/Cancelled
Weighted Average Exercise Price, Forfeited/Cancelled
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Options, outstanding	2,073,568	8,448,568	2,073,568
Weighted Average Exercise Price, outstanding	$ 8.93	$ 2.43	$ 8.93
Weighted Average Remaining Contractual Life (in years), outstanding	8 years 10 months 2 days	9 years 3 months 29 days	8 years 10 months 2 days
Option Exercisable, outstanding	2,072,306	6,822,306	2,072,306
Option Exercisable, Weighted Average Exercise Price, outstanding	$ 8.45	$ 2.78	$ 8.45
Option Exercisable, Weighted Average Remaining Contractual Life (in years), outstanding		9 years 3 months 10 days	8 years 10 months 2 days